INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of current and deferred component of income tax expenses which were attributable to the Company's PRC subsidiaries and VIE and VIE'S subsidiaries

	For the Years Ended December 31,
	2019	2020	2021

Current income tax expenses (benefit)	$1,944	$(65)	$(969)
Deferred income tax expenses	—	—	—
Total income tax expenses (benefit)	$1,944	$(65)	$(969)

Schedule of principal components of the deferred tax assets and liabilities

	As of December 31,
	2020	2021

Deferred tax assets
Provision for doubtful accounts	$4,761	$4,875
Write-down for inventory	—	52
Allowance for prepaid expenses and other current assets	4,839	4,952
Accrued payroll and welfare	89	150
Provision of the restricted cash	—	571
Provision of amount due from the deconsolidated subsidiary	—	639
Accrued liabilities	2,424	2,475
Advertising fee	563	578
Employee education fee	19	19
Goodwill and intangible asset impairment	6,798	6,960
Net operating loss carry forwards	22,412	24,742
Total Deferred tax assets	41,905	46,013
Less valuation allowance	(41,905)	(46,013)

Deferred tax assets, net	$—	$—

Schedule of rollforward of valuation allowances of deferred tax assets

The Year ended
December 31, 2021
Balance as of beginning of year	$(41,905)
Additions of valuation allowance	(4,693)
Expiration of NOL	1,170
Utilization of deferred tax assets	78
Foreign currency translation adjustments	(663)
Balance as of end of year	$(46,013)

Schedule of reconciliation between the income taxes expense (benefit) computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes

	For the Years Ended December 31,
	2019	2020	2021

Loss before provision of income tax	$(29,012)	$(16,935)	$(45,374)
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory tax rate	(7,250)	(4,234)	(11,344)
Taxable deemed interest income from inter-company interest-free loans	2,218	(66)	(971)
Net operating loss not applicable for carryforward	13,548	14,820	1,167
Non-deductible expenses	(1,340)	44	2
Non-deductible expenses related to share-based compensation	2,102	3,830	2,117
Non-taxable income from fair value change gain of contingent consideration	(5,166)	(257)	(279)
Non-taxable loss from contingent liability settlement	—	—	3,312
Impairment of goodwill	2,322	—	—
Effect of income tax rate differences in jurisdictions other than the PRC	(87)	675	1,582
Effects of Company cancellation	205	(3,723)	—
Changes in valuation allowance	(4,608)	(11,154)	3,445
Income tax expenses (benefit)	$1,944	$(65)	$(969)